Consolidated Statement of Earnings (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Property and casualty insurance premiums	$ 2,759	$ 2,550	$ 2,412
Life, accident and health premiums	430	451	444
Investment income	1,241	1,191	1,200
Realized gains (losses) on:
Securities	76	101	43
Subsidiaries	(3)	(13)	(5)
Income (loss) of managed investment entities:
Investment income	105	93
Loss on change in fair value of assets/liabilities	(33)	(70)
Other income	175	194	226
Total revenues	4,750	4,497	4,320
Costs and Expenses:
Property and casualty insurance losses and loss adjustment expenses	1,744	1,457	1,187
Property and casualty insurance commissions and other underwriting expenses	835	787	792
Annuity benefits	510	444	435
Life, accident and health benefits	369	368	361
Annuity and supplemental insurance acquisition expenses	202	219	180
Interest charges on borrowed money	85	78	67
Expenses of managed investment entities	71	55
Other operating and general expenses	376	395	480
Total costs and expenses	4,192	3,803	3,502
Operating earnings before income taxes	558	694	818
Provision for income taxes	239	268	284
Net earnings, including noncontrolling interests	319	426	534
Less: Net earnings (loss) attributable to noncontrolling interests	(23)	(56)	11
Net Earnings Attributable to Shareholders	342	482	523
Earnings Attributable to Shareholders per Common Share:
Basic	$ 3.37	$ 4.41	$ 4.52
Diluted	$ 3.32	$ 4.36	$ 4.48
Average number of Common Shares:
Basic	101.3	109.2	115.7
Diluted	102.9	110.5	116.8
Cash dividends per Common Share	$ 0.6625	$ 0.575	$ 0.52
Supplemental disclosure of Realized gains (losses) on securities:
Realized gains before impairments	128	163	246
Losses on securities with impairment	(31)	(50)	(373)
Non-credit portion recognized in other comprehensive income (loss)	(21)	(12)	170
Impairment charges recognized in earnings	(52)	(62)	(203)
Total realized gains on securities	$ 76	$ 101	$ 43